Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2	Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability;
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following table sets forth by level, within the fair value hierarchy, as applicable, the Plan’s investments at fair value as of December 31, 2025:
Investments at Fair Value
As of December 31, 2025

	Level 1	Level 2	Level 3	Total
Company common stock fund	$126,102,690	$—	$—	$126,102,690
Mutual funds	58,868,999	—	—	58,868,999
Self-directed brokerage account	128,748,181	—	—	128,748,181
Total investments in fair value hierarchy	313,719,870	—	—	313,719,870
Stable value fund*				66,498,178
Common/collective trust fund*				865,973,531
Total investments at fair value	$313,719,870	$—	$—	$1,246,191,579

* Refer to table footnote on next page.
The following table sets forth by level, within the fair value hierarchy, as applicable, the Plan’s investments at fair value as of December 31, 2024:
Investments at Fair Value
As of December 31, 2024

	Level 1	Level 2	Level 3	Total
Company common stock fund	$115,808,934	$—	$—	$115,808,934
Mutual funds	51,586,155	—	—	51,586,155
Self-directed brokerage account	109,085,217	—	—	109,085,217
Total investments in fair value hierarchy	276,480,306	—	—	276,480,306
Stable value fund*				63,534,963
Common/collective trust fund*				758,127,555
Total investments at fair value	$276,480,306	$—	$—	$1,098,142,824

*    Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation of the fair value hierarchy to the investments at fair value line item presented in the statements of net assets available for benefits. Such investments have no redemption restrictions or unfunded commitments and redemptions of these investments may occur each business day except for the stable value fund which requires a 12 month written notice to redeem all or a portion of its participation in the trust.